Debt and Equity Securities - Available-for-sale, Maturity, without Single Maturity Date (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Summary Of Debt And Equity Securities [Line Items]
Amortized Cost	$ 295,683	$ 338,449
Gross Unrealized Gains	41	313
Gross Unrealized Losses	10,472	6,046
Estimated Market Value	285,252	332,716
Government-sponsored enterprises (GSEs)
Summary Of Debt And Equity Securities [Line Items]
Amortized Cost	71,446	74,690
Gross Unrealized Gains	0	4
Gross Unrealized Losses	2,979	1,714
Estimated Market Value	68,467	72,980
Mortgage-backed securities
Summary Of Debt And Equity Securities [Line Items]
Amortized Cost	152,375	200,175
Gross Unrealized Gains	9	302
Gross Unrealized Losses	4,874	2,551
Estimated Market Value	147,510	197,926
Asset-backed securities
Summary Of Debt And Equity Securities [Line Items]
Amortized Cost	22,534	26,387
Gross Unrealized Gains	10	0
Gross Unrealized Losses	844	789
Estimated Market Value	21,700	25,598
Obligations of states and political subdivisions
Summary Of Debt And Equity Securities [Line Items]
Amortized Cost	49,328	37,197
Gross Unrealized Gains	22	7
Gross Unrealized Losses	1,775	992
Estimated Market Value	$ 47,575	$ 36,212